SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Stock by Class

Authorized share capital:
(in thousands of $ except per share amount)	2023	2022	2021
300 million common shares with $0.05 par value	15,000	15,000	15,000

Issued and outstanding number of shares:
(number of shares of $0.05 each)	2023	2022	2021
Issued shares: Balance at start of year	201,190,621	201,190,621	144,272,697
- Shares issued	—	—	56,917,924
- Issue of consideration shares to Hemen	—	—	—
- Settlement of options	—	—	—
Issued shares: Balance at the end of year	201,190,621	201,190,621	201,190,621

Outstanding number of shares: Balance at start of year	200,485,621	200,435,621	143,327,697
- Shares issued	—	—	56,917,924
- Repurchases of shares	(1,107,328)	(400,000)	—
- Distribution of treasury shares	250,000	450,000	190,000
Outstanding number of shares: Balance at end of year	199,628,293	200,485,621	200,435,621